COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 29, 2012
Future Minimum Lease Payments Due Under Non-Cancelable Portions of Leases

Future minimum lease payments due under the non-cancelable portions of leases as of December 29, 2012 include facility leases that were accrued as store closure costs and are as follows.

(In thousands)
2013	$467,126
2014	400,317
2015	325,509
2016	246,738
2017	178,929
Thereafter	533,054

2,151,673
Less sublease income	48,389

Total	$2,103,284